Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 28, 2012
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD INTERNATIONAL ENHANCED INDEX FUND -- Individual Class and Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 9%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

·  You invest $10,000 for the periods shown;
·  Your investment has a 5% return each year; and
·  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is not a passively managed index Fund. The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1)
changing the relative weighting in the Fund's portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's socially responsible investment policies.
Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's primary benchmark.* The Fund's primary benchmark index is a blend of widely-recognized broad-based indexes representing both developed and emerging non-U.S. markets, as designated by the Fund's Board of Directors ("Board") from time to time, and is the same index identified in the Average Annual Total Returns table, below. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies.* The Fund's investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

Generally, at least 80% of the Fund's total assets will be in investments in the form of depositary receipts ("DRs") representing securities of companies located or domiciled outside of the United States. These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available. The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all its non-cash assets will be invested in securities of non-U.S. issuers. The Fund may invest up to 40% of its assets in securities of issuers in emerging market countries. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its benchmark and the relevant weighting at the time of the secondary emerging market index. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values based screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

* The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes.
For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Socially Responsible Investing. The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective
		investment vehicles or derivatives that may include prohibited companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment in the Fund involves risk and your investment may lose money. The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions. The
Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities. The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information. These risks are greater in emerging market countries.
The Fund's investments in unsponsored DRs may involve additional expenses, legal uncertainties, less available information and delays in receipt of dividends and reports. The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility. . If the Fund invests substantially in money market instruments
		for temporary defensive purposes, its potential returns could be reduced.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in the Fund involves risk and your investment may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide some indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual return for 1 year and life of the Fund compares with that of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Each table shows performance of Institutional
Class; returns for Individual Class will be different. Updated performance
		information is available on the Fund's website at www.stewardmutualfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual return for 1 year and life of the Fund compares with that of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward International Enhanced Index Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares	[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2'09 26.12% Worst Quarter: Q4'08 -24.18% Year-To-Date Return: Q2'12 0.15%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the impact of taxes on the Fund's returns
(Institutional Class is shown; returns for Individual Class will be different). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement
		account or 401(k) plan.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (CITI) For the periods ended December 31, 2011
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | S&P ADR Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P ADR Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.58%)
Average Annual Returns, 3 Years	ck0000079179_AverageAnnualReturnYear03	(2.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2006
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Individual Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12.00
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	586
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,296
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12.00
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	884
Annual Return 2007	rr_AnnualReturn2007	15.23%
Annual Return 2008	rr_AnnualReturn2008	(44.18%)
Annual Return 2009	rr_AnnualReturn2009	39.71%
Annual Return 2010	rr_AnnualReturn2010	7.06%
Annual Return 2011	rr_AnnualReturn2011	(13.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.18%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.20%)
Average Annual Returns, 3 Years	ck0000079179_AverageAnnualReturnYear03	(3.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2006
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(13.55%)
Average Annual Returns, 3 Years	ck0000079179_AverageAnnualReturnYear03	(4.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2006
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.08%)
Average Annual Returns, 3 Years	ck0000079179_AverageAnnualReturnYear03	(2.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2006

[1]	Inception date was February 28, 2006